FINANCIAL AND CAPITAL RISK MANAGEMENT - Credit risk (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	₺ 2,373,275	₺ 1,094,456
Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(62,110)	(42,212)
Not due
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	2,240,022	1,051,484
Not due | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(12,944)	(3,488)
Overdue 0-1 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	74,621	2,605
Overdue 0-1 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(1,114)	(186)
Overdue 1-3 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	14,044	2,244
Overdue 1-3 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(5,027)	(1,111)
Overdue 3-12 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	11,312	4,103
Overdue 3-12 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(9,749)	(3,643)
Overdue more than 12 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	33,276	34,020
Overdue more than 12 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	₺ (33,276)	₺ (33,784)